PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is recorded at cost, net of accumulated depreciation and accumulated impairment losses, where cost is the amount of cash or cash equivalents paid to acquire an asset at the time of its acquisition or construction. Major property additions, replacements and improvements are capitalised, while maintenance and repairs that do not extend the useful life of an asset or add new functionality are expensed as incurred. Land is not depreciated, as it is considered to have an indefinite life. For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Building and improvements	10	40
Machinery, equipment and containers	3	20
Cold-drink equipment	5	12
Vehicle fleet	5	12
Furniture and office equipment	4	10

Gains or losses arising on the disposal or retirement of an asset are determined as the difference between the carrying amount of the asset and any proceeds from its sale. Leasehold improvements are amortised using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the improvement.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, an impairment test is performed to estimate the potential loss of value that may reduce the recoverable amount of the asset to below its carrying amount. Any impairment loss is recognised within the consolidated income statement by the amount which the carrying amount exceeds the recoverable amount. Useful lives and residual amounts are reviewed annually, and adjustments are made prospectively as required.
For property, plant and equipment, the Group assesses annually whether there is an indication that previously recognised impairment losses no longer exist or have decreased. If such indication exists, a previously recognised impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognised and only up to the recoverable amount or the original carrying amount net of depreciation that would have been incurred had no impairment losses been recognised.
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Building and improvements	Machinery, equipment and containers	Cold-drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2015	120	823	1,269	978	61	112	111	3,474
Additions	6	72	134	123	10	19	104	468
Acquired - Merger (Note 2)	207	607	943	272	59	42	88	2,218
Acquired - Vifilfell, hf. (Note 2)	—	22	10	3	—	1	—	36
Disposals	(2)	(11)	(91)	(137)	(6)	(7)	—	(254)
Transfers and reclassifications	—	36	151	(2)	—	1	(178)	8
Currency translation adjustments	(7)	(37)	(66)	(51)	—	(3)	—	(164)
As at 31 December 2016	324	1,512	2,350	1,186	124	165	125	5,786
Additions	1	38	155	168	8	18	129	517
Disposals	(3)	(8)	(116)	(82)	(2)	(13)	—	(224)
Transfers and reclassifications	—	5	68	(1)	1	1	(74)	—
Currency translation adjustments	(5)	(16)	(24)	(20)	(1)	(6)	—	(72)
Acquisition accounting adjustments and reclassifications (A)	(5)	(78)	(5)	(48)	(12)	12	—	(136)
As at 31 December 2017	312	1,453	2,428	1,203	118	177	180	5,871
Accumulated depreciation:
As at 31 December 2015	—	(344)	(637)	(674)	(43)	(84)	—	(1,782)
Depreciation expense	—	(47)	(157)	(101)	(11)	(17)	—	(333)
Disposals	—	9	70	135	4	6	—	224
Transfers and reclassifications	—	—	—	—	—	—	—	—
Currency translation adjustments	—	19	34	42	1	2	—	98
As at 31 December 2016	—	(363)	(690)	(598)	(49)	(93)	—	(1,793)
Depreciation expense	—	(64)	(223)	(119)	(17)	(20)	—	(443)
Disposals	—	3	85	75	2	12	—	177
Transfers and reclassifications	—	—	—	—	—	—	—	—
Currency translation adjustments	—	6	12	13	1	6	—	38
Acquisition accounting adjustments and reclassifications(A)	—	6	(4)	(3)	(4)	(8)	—	(13)
As at 31 December 2017	—	(412)	(820)	(632)	(67)	(103)	—	(2,034)
Net book value:
As at 31 December 2015	120	479	632	304	18	28	111	1,692
As at 31 December 2016	324	1,149	1,660	588	75	72	125	3,993
As at 31 December 2017	312	1,041	1,608	571	51	74	180	3,837

(A)
In connection with the finalisation of acquisition accounting and as described in Note 2, fair value acquisition accounting adjustments have been recognised in the current period. In addition, certain reclassifications between cost and accumulated depreciation were made.

Finance leases included in property, plant and equipment primarily relate to buildings, office equipment and vehicle fleet assets. The net book value of buildings held under finance leases was €20 million and €18 million as at 31 December 2017 and 31 December 2016. The net book value of vehicle fleet held under finance leases was €43 million and €67 million as at 31 December 2017 and 31 December 2016. The net book value of furniture and office equipment held under finance leases was €7 million and €12 million as at 31 December 2017 and 31 December 2016. Depreciation expense on assets held under finance leases was €25 million, €13 million and €10 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015. Assets held under finance leases have been pledged as security in relation to the liabilities under the finance leases. Some lease agreements include renewal or purchase options or escalation clauses.